COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 5:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Pledges:

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.
Indemnification agreement:

The Company entered into indemnification agreements with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount will not exceed: (i) the value of 25% of the Company’s net equity according to the audited or reviewed financial statement known at the time the request for indemnification was submitted; or (ii) $3,000,000, whichever is greater.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer holder from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any officer holder from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability.

c.
Contingent Liabilities:

Environmental Related Matters

In March 2019, representatives of the Ministry of Environmental Protection inspected the Company's premises and issued a warning related to an alleged breach of the Clean Air Law and a warning related to the Hazardous Materials Law (1993). On July 18, 2022, the Company received a notification from the Ministry of Environmental Protection about its intention to impose a penalty of approximately $0.1 million for an alleged breach of the Hazardous Materials Law (1993). The Company paid the penalty during 2023.

In January 2023, the Company received a notification from the Ministry of Environmental Protection about its intention to impose a penalty of approximately $0.6 million for an alleged breach of the Clean Air Law during the years 2019-2020. The Company has filed a request to reduce the amount of the penalty in accordance with the provisions of the Clean Air Law. In August 2023, the Ministry of Environmental Protection notified the Company that it has rejected the Company's request. The Company recorded a provision in the total amount of the penalty. The Company is considering filing an administrative appeal in regard to the Ministry of Environmental Protection decision.

Employee related matters

In May 2008, June 2019 and November 2019, lawsuits were filed by three employees alleging that they had suffered personal injuries during their employment and they are seeking aggregate financial compensation of approximately $ 121 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

In January 2011 and December 2019, five additional employees notified the Company that they allegedly suffered personal injuries during their employment with the Company. Of these five employees, two are seeking compensation of $1.7 million and the others did not state their claim amount.

The above-mentioned claims were submitted to the Company’s insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

During the period February 2019 through October 2020, two former employees filed lawsuits seeking additional payments in connection with their employment with the Company and subsequent termination. The aggregate amount claimed in the two lawsuits is approximately $345. The Company recorded a provision according to its legal advisor's opinion.